Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Years of Service and Performance Conditions of Restricted Shares

When the employees of ChipMOS Taiwan accomplished the following years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.

	The 1st year	The 2nd year	The 3rd year
Years of service following the receipt of restricted shares	Continuous service for one year	Continuous service for two years	Continuous service for three years
Grade of performance appraisal	>=B+	>=B+	>=B+
Compliance of terms agreed by the staff and the Company	No violation	No violation	No violation
Vesting ratio of numbers of restricted shares received	30%	30%	40%